Condensed Consolidated Balance Sheets (Parenthetical)		6 Months Ended
	May 27, 2021 shares	Jun. 30, 2021 shares
Shares converted		(208,334)
Common Units
Shares converted		215,292
Tortoise Direct Opportunities Fund LP | Common Units
Shares converted	215,292
Conversion rate	1.0334
Series A Convertible Preferred Units | Tortoise Direct Opportunities Fund LP
Shares held	416,677
Shares sold	208,333
Shares converted	208,334